OTHER (INCOME) EXPENSE	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
OTHER (INCOME) EXPENSE	OTHER (INCOME) EXPENSE

	Years Ended December 31,
	2025	2024	2023
Interest income	$(369)	$(430)	$(321)
Pension ongoing income—non-service	(454)	(526)	(435)
Other postretirement income—non-service	(15)	(11)	(29)
Equity income of affiliated companies	(44)	(47)	(82)
Gain on Resideo indemnification and reimbursement agreement termination	(802)	—	—
Loss (gain) on sale of non-strategic businesses and assets	31	1	(5)
Foreign exchange (income) loss	(48)	45	(1)
Divestiture-related costs[1]	415	—	—
Acquisition-related costs	43	44	7
Expense (benefit) related to Russia-Ukraine conflict	—	17	(3)
Net expense related to the NARCO Buyout and HWI Sale	—	—	11
Other, net	(4)	64	28
Total Other (income) expense	$(1,247)	$(843)	$(830)

1	Includes divestiture, spin-off, and separation costs.
See Note 19 Commitments and Contingencies for more information on the gain related to the Resideo indemnification and reimbursement agreement termination. See Note 4 Repositioning and Other Charges for further discussion of the expense related to the Russia-Ukraine conflict.